CONSOLIDATED BALANCE SHEETS [Parenthetical] (ILS)	Dec. 31, 2011	Dec. 31, 2010
Ordinary shares, par value (in NIS per share)	0.6	0.6
Ordinary shares, authorized	2,000,000	959,640
Ordinary shares, issued	704,489	326,677
Ordinary shares, outstanding	701,232	323,421